Accounts Receivable, net - Summary (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable		¥ 429,049	¥ 549,950
Less: allowance for doubtful accounts		(124,204)	(11,413)
Accounts receivable, net	$ 46,720	¥ 304,845	¥ 538,537
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days